SUPPLEMENT
                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        Supplement dated October 9, 2001


     This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

1. Effective immediately, you may invest in the following additional investment portfolios:

MET INVESTORS SERIES TRUST (Class B)

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated International Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)

MetLife Stock Index Portfolio

2. The following is added to the "Investment Portfolio Expenses" table contained in the fee table in the prospectus:




                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
MET INVESTORS SERIES TRUST (CLASS B) (1)

Met/AIM Mid Cap Equity Portfolio                          0.0%           .25%              .90%            1.15%
Met/AIM Small Cap Growth Portfolio                        0.0%           .25%             1.05%            1.30%
State Street Research Concentrated
         International Portfolio                          0.0%           .25%             1.10%            1.35%

METROPOLITAN SERIES FUND, INC. (CLASS B)

MetLife Stock Index Portfolio                             .25%            .25%             .03%             .53%

------------------------

(1) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001 with respect to all Portfolios except the Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio for which the date of commencement of operations is October 9, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: 1.15% for the Met/AIM Mid Cap Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio and 1.35% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 3.34% for the Met/AIM Mid Cap Equity Portfolio, 3.49% for the Met/AIM Small Cap Growth Portfolio and 3.54% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are .75% for the Met/AIM Mid Cap Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .40% for the PIMCO Money Market Portfolio.


3.  The following "Examples" are added to the prospectus:

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE


CHART 1
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
Met/AIM Mid Cap Equity Portfolio                          (a)$96.80     (a)$136.16        (a)$175.95  (a)$295.90
                                                          (b)$26.80     (b)$ 82.16        (b)$139.95  (b)$295.90
Met/AIM Small Cap Growth Portfolio                        (a)$98.30     (a)$140.62        (a)$183.35  (a)$310.37
                                                          (b)$28.30     (b)$ 86.62        (b)$147.35  (b)$310.37
State Street Research Concentrated
         International Portfolio                          (a)$98.79     (a)$142.11        (a)$185.80  (a)$315.14
                                                          (b)$28.79     (b)$ 88.11        (b)$149.80  (b)$315.14

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$90.59     (a)$117.48        (a)$144.77  (a)$233.51
                                                          (b)$20.59     (b)$ 63.48        (b)$108.77  (b)$233.51

CHART 2
                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)

Met/AIM Mid Cap Equity Portfolio                          (a)$104.26    (a)$158.28        (a)$212.35  (a)$365.92
                                                          (b)$ 34.26    (b)$104.28        (b)$176.35  (b)$365.92
Met/AIM Small Cap Growth Portfolio                        (a)$105.75    (a)$162.64        (a)$219.46  (a)$379.24
                                                          (b)$ 35.75    (b)$108.64        (b)$183.46  (b)$379.24
State Street Research Concentrated
         International Portfolio                          (a)$106.24    (a)$164.09        (a)$221.81  (a)$383.63
                                                          (b)$ 36.24    (b)$110.09        (b)$185.81  (b)$383.63

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$ 98.10     (a)$140.03        (a)$182.36  (a)$308.45
                                                          (b)$ 28.10     (b)$86.03         (b)$146.36  (b)$308.45

METLIFE INVESTORS USA SEPARATE  ACCOUNT A

CHART 1



                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)

Met/AIM Mid Cap Equity Portfolio                          (a)$95.80     (a)$133.17        (a)$170.99  (a)$286.12
                                                          (b)$25.80     (b)$ 79.17        (b)$134.99  (b)$286.12
Met/AIM Small Cap Growth Portfolio                        (a)$97.30     (a)$137.65        (a)$178.42  (a)$300.75
                                                          (b)$27.30     (b)$ 83.65        (b)$142.42  (b)$300.75
State Street Research Concentrated
         International Portfolio                          (a)$97.80     (a)$139.14        (a)$180.89  (a)$305.57
                                                          (b)$27.80     (b)$ 85.14        (b)$144.89  (b)$305.57

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$89.58     (a)$114.43        (a)$139.65  (a)$223.05
                                                          (b)$19.58     (b)$ 60.43        (b)$103.65  (b)$223.05

CHART 2

                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
Met/AIM Mid Cap Equity Portfolio                          (a)$104.26    (a)$158.28        (a)$212.35  (a)$365.92
                                                          (b)$ 34.26    (b)$104.28        (b)$176.35  (b)$365.92
Met/AIM Small Cap Growth Portfolio                        (a)$105.75    (a)$162.64        (a)$219.46  (a)$379.24

                                                          (b)$ 35.75    (b)$108.64        (b)$183.46  (b)$379.24
State Street Research Concentrated
         International Portfolio                          (a)$106.24    (a)$164.09        (a)$221.81  (a)$383.63
                                                          (b)$ 36.24    (b)$110.09        (b)$185.81  (b)$383.63

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$ 98.10    (a)$140.03        (a)$182.36  (a)$308.45
                                                          (b)$ 28.10    (b)$86.03         (b)$146.36  (b)$308.45



4. The following information is added to Section 3 - Investment Options in the prospectus:

MET INVESTORS SERIES TRUST (CLASS B)
The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated
         International Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

5.  The following Appendix is added to the prospectus:

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of June 30, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.40% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     8.255304
     Number of Accum. Units Outstanding                10.0000

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    4/2/2001                  $13.960333
     End of Period                                     13.876885
     Number of Accum. Units Outstanding                49504.1558

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    4/2/2001                  $39.912615
     End of Period                                     42.454499
     Number of Accum. Units Outstanding                101765.7568

MFS Research International Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     9.101169
     Number of Accum. Units Outstanding                10.0000

MFS Mid Cap Growth Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     9.449208
     Number of Accum. Units Outstanding                10.0000

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     9.300021
     Number of Accum. Units Outstanding                10.0000

PIMCO Innovation Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     7.549292
     Number of Accum. Units Outstanding                10.0000

PIMCO Total Return Sub-Account
     Beginning of Period       3/20/2001               $10.000000
     End of Period                                     10.056024
     Number of Accum. Units Outstanding                10.0000

PIMCO Money Market Sub-Account
     Beginning of Period      3/20/2001               $10.000000
     End of Period                                     10.102288
     Number of Accum. Units Outstanding                4630.2051

Met/Putnam Research Sub-Account
     Beginning of Period      3/20/2001               $10.000000
     End of Period                                     8.951900
     Number of Accum. Units Outstanding                10.0000

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period      4/2/2001                $10.197594
     End of Period                                     10.684531
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period      4/2/2001                $10.164480
     End of Period                                     11.349623
     Number of Accum. Units Outstanding                9.8382




CHART 2 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.55% on an annual basis)






                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/2/2001                   $7.791070
     End of Period                                     8.251906
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    4/2/2001                  $13.959643
     End of Period                                     13.871181
     Number of Accum. Units Outstanding                4753.8567

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    4/2/2001                  $39.910653
     End of Period                                     42.437074
     Number of Accum. Units Outstanding                4834.8228

MFS Research International Sub-Account
     Beginning of Period    4/2/2001                  $8.739813
     End of Period                                     9.097426
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period    4/2/2001                  $7.615300
     End of Period                                     9.445323
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    4/2/2001                  $8.580057
     End of Period                                     9.296198
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period    4/2/2001                  $6.761984
     End of Period                                     7.546175
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period    4/2/2001                  $10.075368
     End of Period                                     10.051886
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period    4/2/2001                  $10.041941
     End of Period                                     10.098140
     Number of Accum. Units Outstanding                65.5173

Met/Putnam Research Sub-Account
     Beginning of Period    4/2/2001                  $8.189391
     End of Period                                     8.948223
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    4/2/2001                  $10.197092
     End of Period                                     10.680139
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    4/2/2001                  $10.163981
     End of Period                                     11.344963
     Number of Accum. Units Outstanding                9.8382



CHART 3 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.65% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    4/2/2001                  $7.790814
     End of Period                                     8.249636
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    4/2/2001                  $13.959185
     End of Period                                     13.867384
     Number of Accum. Units Outstanding                27227.5432

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    4/2/2001                  $39.909345
     End of Period                                     42.425456
     Number of Accum. Units Outstanding                49408.3800


MFS Research International Sub-Account
     Beginning of Period    4/2/2001                  $8.739526
     End of Period                                     9.094939
     Number of Accum. Units Outstanding                1524.5270

MFS Mid Cap Growth Sub-Account
     Beginning of Period    4/2/2001                  $7.615046
     End of Period                                     9.442731
     Number of Accum. Units Outstanding                1801.3740

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/2/2001                   $8.579774
     End of Period                                     9.293652
     Number of Accum. Units Outstanding                2403.7311

PIMCO Innovation Sub-Account
     Beginning of Period   4/2/2001                   $6.761758
     End of Period                                     7.544094
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period   4/2/2001                   $10.075038
     End of Period                                     10.049132
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period   4/2/2001                   $10.041611
     End of Period                                     10.095373
     Number of Accum. Units Outstanding                1339.6711


Met/Putnam Research Sub-Account
     Beginning of Period   4/2/2001                   $8.189120
     End of Period                                     8.945772
     Number of Accum. Units Outstanding                2675.0923

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/2/2001                   $10.196756
     End of Period                                     10.677214
     Number of Accum. Units Outstanding                2107.6946

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/2/2001                   $10.163646
     End of Period                                     11.341863
     Number of Accum. Units Outstanding                1613.8712


CHART 4 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/2/2001                   $7.790426
     End of Period                                     8.246241
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/2/2001                   $13.958495
     End of Period                                     13.861679
     Number of Accum. Units Outstanding                8288.5189

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/2/2001                   $39.907383
     End of Period                                     42.408044
     Number of Accum. Units Outstanding                6608.0712

MFS Research International Sub-Account
     Beginning of Period   4/2/2001                   $8.739093
     End of Period                                     9.091194
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/2/2001                   $7.614667
     End of Period                                     9.438853
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   4/2/2001                   $8.579351
     End of Period                                     9.289836
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period   4/2/2001                   $6.761420
     End of Period                                     7.540981
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period   4/2/2001                   $10.074541
     End of Period                                     10.045005
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period   4/2/2001                   $10.041115
     End of Period                                     10.091226
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period   4/2/2001                   $8.188716
     End of Period                                     8.942098
     Number of Accum. Units Outstanding                12.2103


New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period   4/2/2001                   $10.196255
     End of Period                                     10.672832
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/2/2001                   $10.163146
     End of Period                                     11.337209
     Number of Accum. Units Outstanding                9.8382


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

CHART 1 - Contracts with Annual Step-Up Death Benefit with no additional death benefit riders (total separate account product charges equal 1.40% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------

Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                      8.255304
     Number of Accum. Units Outstanding                10.0000

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    4/2/2001                  $13.960333
     End of Period                                     13.876885
     Number of Accum. Units Outstanding                5583.5801

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    4/2/2001                  $39.912615
     End of Period                                     42.454499
     Number of Accum. Units Outstanding                6741.1249

MFS Research International Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                      9.101169
     Number of Accum. Units Outstanding                10.0000

MFS Mid Cap Growth Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                      9.449208
     Number of Accum. Units Outstanding                10.0000

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                      9.300021
     Number of Accum. Units Outstanding                10.0000

PIMCO Innovation Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                      7.549292
     Number of Accum. Units Outstanding                10.0000

PIMCO Total Return Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     10.056024
     Number of Accum. Units Outstanding                10.0000

PIMCO Money Market Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                     10.102288
     Number of Accum. Units Outstanding                1501.8935

Met/Putnam Research Sub-Account
     Beginning of Period    3/20/2001                 $10.000000
     End of Period                                      8.951900
     Number of Accum. Units Outstanding                10.0000

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    4/2/2001                  $10.197594
     End of Period                                     10.684531
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    4/2/2001                  $10.164480
     End of Period                                     11.349623
     Number of Accum. Units Outstanding                9.8382

CHART 2 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.55% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    4/2/2001                  $7.791070
     End of Period                                     8.251906
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/2/2001                   $13.959643
     End of Period                                     13.871181
     Number of Accum. Units Outstanding                1880.4430

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/2/2001                   $39.910653
     End of Period                                     42.437074
     Number of Accum. Units Outstanding                3242.3911

MFS Research International Sub-Account
     Beginning of Period   4/2/2001                   $8.739813
     End of Period                                     9.097426
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/2/2001                   $7.615300
     End of Period                                     9.445323
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    4/2/2001                  $8.580057
     End of Period                                     9.296198
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period    4/2/2001                  $6.761984
     End of Period                                     7.546175
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period   4/2/2001                   $10.075368
     End of Period                                     10.051886
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period   4/2/2001                   $10.041941
     End of Period                                     10.098140
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period   4/2/2001                   $8.189391
     End of Period                                     8.948223
     Number of Accum. Units Outstanding                12.2103
New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period  4/2/2001                    $10.197092
     End of Period                                     10.680139
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period   4/2/2001                   $10.163981
     End of Period                                     11.344963
     Number of Accum. Units Outstanding                9.8382


CHART 3 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.65% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   4/2/2001                   $7.790814
     End of Period                                     8.249636
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   4/2/2001                   $13.959185
     End of Period                                     13.867384
     Number of Accum. Units Outstanding                312.0439

Lord Abbett Growth and Income Sub-Account
     Beginning of Period   4/2/2001                   $39.909345
     End of Period                                     42.425456
     Number of Accum. Units Outstanding                1637.7598

MFS Research International Sub-Account
     Beginning of Period   4/2/2001                   $8.739526
     End of Period                                     9.094939
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period   4/2/2001                   $7.615046
     End of Period                                     9.442731
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    4/2/2001                  $8.579774
     End of Period                                     9.293652
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period    4/2/2001                  $6.761758
     End of Period                                     7.544094
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period    4/2/2001                  $10.075038
     End of Period                                     10.049132
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period    4/2/2001                  $10.041611
     End of Period                                     10.095373
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period    4/2/2001                  $8.189120
     End of Period                                     8.945772
     Number of Accum. Units Outstanding                12.2103

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    4/2/2001                  $10.196756
     End of Period                                     10.677214
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    4/2/2001                  $10.163646
     End of Period                                     11.341863
     Number of Accum. Units Outstanding                9.8382


CHART 4 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------


Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period    4/2/2001                  $7.790426
     End of Period                                     8.246241
     Number of Accum. Units Outstanding                12.8346

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period    4/2/2001                  $13.958495
     End of Period                                     13.861679
     Number of Accum. Units Outstanding                97.4991

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    4/2/2001                  $39.907383
     End of Period                                     42.408044
     Number of Accum. Units Outstanding                225.3887

MFS Research International Sub-Account
     Beginning of Period    4/2/2001                  $8.739093
     End of Period                                     9.091194
     Number of Accum. Units Outstanding                11.4413

MFS Mid Cap Growth Sub-Account
     Beginning of Period    4/2/2001                  $7.614667
     End of Period                                     9.438853
     Number of Accum. Units Outstanding                13.1308

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period    4/2/2001                  $8.579351
     End of Period                                     9.289836
     Number of Accum. Units Outstanding                11.6544

PIMCO Innovation Sub-Account
     Beginning of Period    4/2/2001                  $6.761420
     End of Period                                     7.540981
     Number of Accum. Units Outstanding                14.7878

PIMCO Total Return Sub-Account
     Beginning of Period    4/2/2001                  $10.074541
     End of Period                                     10.045005
     Number of Accum. Units Outstanding                9.9247

PIMCO Money Market Sub-Account
     Beginning of Period    4/2/2001                  $10.041115
     End of Period                                     10.091226
     Number of Accum. Units Outstanding                9.9589

Met/Putnam Research Sub-Account
     Beginning of Period    4/2/2001                  $8.188716
     End of Period                                     8.942098
     Number of Accum. Units Outstanding                12.2103

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    4/2/2001                  $10.196255
     End of Period                                     10.672832
     Number of Accum. Units Outstanding                9.8062

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    4/2/2001                  $10.163146
     End of Period                                     11.337209
     Number of Accum. Units Outstanding                9.8382



METLIFE INVESTORS USA SEPARATE ACCOUNT A

CHART 1 - Contracts with Principal Protection Death Benefit with no additional death benefit riders (total separate account product charges equal 1.30% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       3/21/2001              $8.041634
     End of Period                                     8.257568
     Number of Accum. Units Outstanding                27078.2774

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       3/21/2001              $13.963875
     End of Period                                     13.880690
     Number of Accum. Units Outstanding                10895.3381

Lord Abbett Growth and Income Sub-Account
     Beginning of Period        3/21/2001             $39.123031
     End of Period                                     42.466125
     Number of Accum. Units Outstanding                13096.4208

MFS Research International Sub-Account
     Beginning of Period       3/21/2001              $8.805686
     End of Period                                     9.103665
     Number of Accum. Units Outstanding                18455.3201

MFS Mid Cap Growth Sub-Account
     Beginning of Period       3/21/2001              $8.099086
     End of Period                                     9.451797
     Number of Accum. Units Outstanding                10755.0234

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       3/21/2001              $8.558733
     End of Period                                     9.302570
     Number of Accum. Units Outstanding                41282.2499

PIMCO Innovation Sub-Account
     Beginning of Period       3/21/2001              $7.234270
     End of Period                                     7.551370
     Number of Accum. Units Outstanding                8177.5412

PIMCO Total Return Sub-Account
     Beginning of Period       3/21/2001              $10.161771
     End of Period                                     10.058774
     Number of Accum. Units Outstanding                67210.3198

PIMCO Money Market Sub-Account
     Beginning of Period       3/21/2001              $10.032441
     End of Period                                     10.105060
     Number of Accum. Units Outstanding                20156.2507

Met/Putnam Research Sub-Account
     Beginning of Period       3/21/2001              $8.137898
     End of Period                                     8.954350
     Number of Accum. Units Outstanding                7490.7027

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     10.687458
     Number of Accum. Units Outstanding                40837.0518

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     11.352724
     Number of Accum. Units Outstanding                30998.5459


CHART 2 - Contracts with Annual Step-Up Death Benefit (total separate account product charges equal 1.40% on an annual basis)

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       3/20/2001             $10.000000
     End of Period                                     8.255304
     Number of Accum. Units Outstanding                3184.8107

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period      3/21/2001               $13.963875
     End of Period                                     13.876885
     Number of Accum. Units Outstanding                810.3662

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       3/21/2001              $39.123031
     End of Period                                     42.454499
     Number of Accum. Units Outstanding                4256.5952

MFS Research International Sub-Account
     Beginning of Period       3/20/2001             $10.000000
     End of Period                                     9.101169
     Number of Accum. Units Outstanding                346.9326

MFS Mid Cap Growth Sub-Account
     Beginning of Period       3/20/2001             $10.000000
     End of Period                                     9.449208
     Number of Accum. Units Outstanding                2004.2189

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       3/20/2001             $10.000000
     End of Period                                     9.300021
     Number of Accum. Units Outstanding                16652.7469

PIMCO Innovation Sub-Account
     Beginning of Period       3/20/2001             $10.000000
     End of Period                                     7.549292
     Number of Accum. Units Outstanding                1488.9329

PIMCO Total Return Sub-Account
     Beginning of Period       3/20/2001              $10.000000
     End of Period                                     10.056024
     Number of Accum. Units Outstanding                4386.7682

PIMCO Money Market Sub-Account
     Beginning of Period       3/20/2001              $10.000000
     End of Period                                     10.102288
     Number of Accum. Units Outstanding                6347.0503

Met/Putnam Research Sub-Account
     Beginning of Period       3/20/2001             $10.000000
     End of Period                                     8.951900
     Number of Accum. Units Outstanding                4040.8234

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     10.684531
     Number of Accum. Units Outstanding                13634.4252

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     11.349623
     Number of Accum. Units Outstanding                10205.4036


CHART 3 - Contracts with Compounded-Plus Death Benefit (total separate account product charges equal 1.55% on an annual basis)

                              and

          Contracts with Principal Protection Death Benefit and Additional Death Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.55% on an annual basis)




                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       3/21/2001              $8.041634
     End of Period                                     8.251906
     Number of Accum. Units Outstanding                55807.5640

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       3/21/2001              $13.963875
     End of Period                                     13.871181
     Number of Accum. Units Outstanding                23738.4829

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       3/21/2001              $39.123031
     End of Period                                     42.437074
     Number of Accum. Units Outstanding                17215.9233

MFS Research International Sub-Account
     Beginning of Period       3/21/2001              $8.805686
     End of Period                                     9.097426
     Number of Accum. Units Outstanding                52725.9429

MFS Mid Cap Growth Sub-Account
     Beginning of Period       3/21/2001              $8.099086
     End of Period                                     9.445323
     Number of Accum. Units Outstanding                46807.3303

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       3/21/2001              $8.558733
     End of Period                                     9.296198
     Number of Accum. Units Outstanding                74446.2977

PIMCO Innovation Sub-Account
     Beginning of Period       3/21/2001              $7.234270
     End of Period                                     7.546175
     Number of Accum. Units Outstanding                25424.2865

PIMCO Total Return Sub-Account
     Beginning of Period       3/21/2001              $10.161771
     End of Period                                     10.051886
     Number of Accum. Units Outstanding                73998.02

PIMCO Money Market Sub-Account
     Beginning of Period       3/21/2001              $10.032441
     End of Period                                     10.098140
     Number of Accum. Units Outstanding                71609.0154

Met/Putnam Research Sub-Account


     Beginning of Period       3/21/2001              $8.137898
     End of Period                                     8.948223
     Number of Accum. Units Outstanding                44083.7953

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     10.680139
     Number of Accum. Units Outstanding                76358.2354

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     11.344963
     Number of Accum. Units Outstanding                34476.359



CHART 4 - Contracts with Annual Step-Up Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.65% on an annual basis)



                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       3/21/2001              $8.041634
     End of Period                                     8.249636
     Number of Accum. Units Outstanding                35006.5334

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       3/21/2001              $13.963875
     End of Period                                     13.867384
     Number of Accum. Units Outstanding                24864.2793

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       3/21/2001              $39.123031
     End of Period                                     42.425456
     Number of Accum. Units Outstanding                17017.7467

MFS Research International Sub-Account
     Beginning of Period       3/21/2001              $8.805686
     End of Period                                     9.094939
     Number of Accum. Units Outstanding                16312.0835

MFS Mid Cap Growth Sub-Account
     Beginning of Period       3/21/2001              $8.099086
     End of Period                                     9.442731
     Number of Accum. Units Outstanding                39098.7886

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       3/21/2001              $8.558733
     End of Period                                     9.293652
     Number of Accum. Units Outstanding                42446.6987

PIMCO Innovation Sub-Account
     Beginning of Period       3/21/2001              $7.234270
     End of Period                                     7.544094
     Number of Accum. Units Outstanding                18237.4151

PIMCO Total Return Sub-Account
     Beginning of Period       3/21/2001              $10.161771
     End of Period                                     10.049132
     Number of Accum. Units Outstanding                25161.2461

PIMCO Money Market Sub-Account
     Beginning of Period       3/21/2001              $10.032441
     End of Period                                     10.095373
     Number of Accum. Units Outstanding                12994.2656

Met/Putnam Research Sub-Account
     Beginning of Period       3/21/2001              $8.137898
     End of Period                                     8.945772
     Number of Accum. Units Outstanding                20937.8825

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     10.677214
     Number of Accum. Units Outstanding                47111.0692

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     11.341863
     Number of Accum. Units Outstanding                11264.1743


CHART 5 - Contracts with Compounded-Plus Death Benefit and Additional Death
          Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.80% on an annual basis)


                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period       3/21/2001              $8.041634
     End of Period                                     8.246241
     Number of Accum. Units Outstanding                37856.6919

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period       3/21/2001              $13.963875
     End of Period                                     13.861679
     Number of Accum. Units Outstanding                8851.9851

Lord Abbett Growth and Income Sub-Account
     Beginning of Period       3/21/2001              $39.123031
     End of Period                                     42.408044
     Number of Accum. Units Outstanding                8362.3541

MFS Research International Sub-Account
     Beginning of Period       3/21/2001              $8.805686
     End of Period                                     9.091194
     Number of Accum. Units Outstanding                18367.4047

MFS Mid Cap Growth Sub-Account
     Beginning of Period       3/21/2001              $8.099086
     End of Period                                     9.438853
     Number of Accum. Units Outstanding                16920.9023

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period       3/21/2001              $8.558733
     End of Period                                     9.289836
     Number of Accum. Units Outstanding                31195.7526

PIMCO Innovation Sub-Account
     Beginning of Period       3/21/2001              $7.234270
     End of Period                                     7.540981
     Number of Accum. Units Outstanding                16244.3516

PIMCO Total Return Sub-Account
     Beginning of Period       3/21/2001              $10.161771
     End of Period                                     10.045005
     Number of Accum. Units Outstanding                34073.8192

PIMCO Money Market Sub-Account
     Beginning of Period       3/21/2001              $10.032441
     End of Period                                     10.091226
     Number of Accum. Units Outstanding                19513.34

Met/Putnam Research Sub-Account
     Beginning of Period       3/21/2001              $8.137898
     End of Period                                     8.942098
     Number of Accum. Units Outstanding                18052.0407

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     10.672832
     Number of Accum. Units Outstanding                31278.5859

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period       3/21/2001              $10.000000
     End of Period                                     11.337209
     Number of Accum. Units Outstanding                21887.2923


6. "Appendix B - Performance Information" is deleted in its entirety from the prospectus. All performance information is now contained in the Statement of Additional Information.

7.  The  following  is  added  to  the  "Appendix  -  Participating   Investment
Portfolios" in the prospectus:

MET INVESTORS SERIES TRUST (Class B):

The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

8. Except with respect to MetLife Investors Variable Annuity Account Five, all references to the contract in the prospectus also apply to a certificate issued under a group contract.



CL-7112 (9/01)